Right of use assets and lease liabilities (Details Narrative) - CAD ($)					1 Months Ended
	Dec. 01, 2023	Nov. 01, 2023	Sep. 01, 2022	May 01, 2022	Oct. 06, 2017
DisclosureOfRightOfUseAssetsAndLeaseLiabilitiesLineItems [Line Items]
Lease term				5 years	20 years
Payment of lease			$ 4,697
Incremental borrowing rate		5.74%	10.00%
Payment of rent	$ 8,510
Bottom of range [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilitiesLineItems [Line Items]
Payment of monthly lease basis		$ 502
Payment of quarterly lease basis		1,250
Top of range [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilitiesLineItems [Line Items]
Payment of monthly lease basis		2,456
Payment of quarterly lease basis		$ 8,125